Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Commitments and Contingencies

12.    Commitments and Contingencies

In the normal course of business, to facilitate transactions in services and products, the Company indemnifies certain parties. The Company has agreed to hold certain parties harmless against losses arising from a breach of representations or covenants, or out of intellectual property infringement or other claims made against certain parties. Several of these agreements limit the time within which an indemnification claim can be made and the amount of the claim. In addition, the Company has entered into indemnification agreements with its officers and directors, and its bylaws contain similar indemnification obligations to its agents.

Furthermore, many of the Company’s agreements with its customers and partners require the Company to indemnify them for certain intellectual property infringement claims against them, which would increase costs as a result of defending such claims, and may require that we pay significant damages if there were an adverse ruling in any such claims. Customers and partners may discontinue the use of the Company’s services and technologies as a result of injunctions or otherwise, which could result in loss of revenues and adversely impact the business.

It is not possible to make a reasonable estimate of the maximum potential amount under these indemnification agreements due to the unique facts and circumstances involved in each particular agreement. As of June 30, 2022 and December 31, 2021, there were no material indemnification claims that were probable or reasonably possible.

As of June 30, 2022, Rumble received notification of a lawsuit against the Company and one of its shareholders seeking a variety of relief including rescission of a share sale agreement with the company or damages alleged to be worth $419.0 million. The company is defending the claim and considers that the likelihood that it will be required to make a payment to the plaintiff to be remote.

14.    Commitments and Contingencies

In the normal course of business, to facilitate transactions in services and products, the Company indemnifies certain parties. The Company has agreed to hold certain parties harmless against losses arising from a breach of representations or covenants, or out of intellectual property infringement or other claims made against certain parties. Several of these agreements limit the time within which an indemnification claim can be made and the amount of the claim. In addition, the Company has entered into indemnification agreements with its officers and directors, and its bylaws contain similar indemnification obligations to its agents.

Furthermore, many of the Company’s agreements with its customers and partners require the Company to indemnify them for certain intellectual property infringement claims against them, which would increase costs as a result of defending such claims, and may require that we pay significant damages if there were an adverse ruling in any such claims. Customers and partners may discontinue the use of the Company’s services and technologies as a result of injunctions or otherwise, which could result in loss of revenues and adversely impact the business.

It is not possible to make a reasonable estimate of the maximum potential amount under these indemnification agreements due to the unique facts and circumstances involved in each particular agreement. As of December 31, 2021, and 2020, there were no material indemnification claims that were probable or reasonably possible.

During the year ended December 31, 2021, the Company settled litigation resulting in a gain of $175,000 (2020 — $5,477) recorded in other income.

CF ACQUISITION CORP. VI [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on February 18, 2021, the holders of Founder Shares and Private Placement Units (and component securities) are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted CF&Co. a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On February 23, 2021, simultaneously with the closing of the Initial Public Offering, CF&Co. advised the Company that it would not exercise the over-allotment option.

CF&Co. was paid a cash underwriting discount of $6,000,000 in connection with the Initial Public Offering.

The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Company’s Business Combination (see Note 4).

Risks and Uncertainties

Management continues to evaluate the impacts of the COVID-19 pandemic and the military conflict in Ukraine on the financial markets and on the industry, and has concluded that while it is reasonably possible that the pandemic and the conflict could have an effect on the Company’s financial position, results of its operations and the Company’s ability to consummate an Initial Business Combination, including the Transactions, the specific impacts are not readily determinable as of the date of the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 5 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on February 18, 2021, the holders of Founder Shares and Private Placement Units (and component securities) are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted CF&Co. a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On February 23, 2021, simultaneously with the closing of the Initial Public Offering, CF&Co. advised the Company that it would not exercise the over-allotment option.

CF&Co. was paid a cash underwriting discount of $6,000,000 in connection with the Initial Public Offering.

The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Company’s Business Combination. (see Note 4).

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the pandemic could have an effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.